Summary of Significant Accounting Policies - Summary of Scope of Consolidation (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 MOP (MOP$)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)
Lanvin Group S R L
Disclosure of subsidiaries [line items]
Company	LANVIN GROUP S.R.L.	LANVIN GROUP S.R.L.
Registered office	Milan, Italy	Milan, Italy
Nominal value of registered capital	€ 10,000	€ 10,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Group (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Group (Cayman) Limited	Fosun Fashion Group (Cayman) Limited
Registered office	Grand Cayman, Cayman Islands	Grand Cayman, Cayman Islands
Nominal value of registered capital	€ 50,000	€ 50,000
Proportion of ownership interest in subsidiary	100.00%
Fosun Fashion Investment Holdings (HK) Limited [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Investment Holdings (HK) Limited	Fosun Fashion Investment Holdings (HK) Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			$ 100											$ 100
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fosun Fashion (Shanghai) Consulting Management Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | $				$ 500,000											$ 500,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
SJK Investment Holdings Limited. [member]
Disclosure of subsidiaries [line items]
Company	SJK Investment Holdings Limited	SJK Investment Holdings Limited
Registered office	Grand Cayman, Cayman Islands	Grand Cayman, Cayman Islands
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Investment (Luxembourg) S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	FFG Investment (Luxembourg) S.à r.l.	FFG Investment (Luxembourg) S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital	€ 12,000	€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Brand Management Co., Limited [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Brand Management Co., Limited	Fosun Fashion Brand Management Co., Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			31,878											31,878
Proportion of ownership interest in subsidiary	100.00%	100.00%
Luminary Talent Limited [member]
Disclosure of subsidiaries [line items]
Company	Luminary Talent Limited	Luminary Talent Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			1											1
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Lily (Luxembourg) S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	FFG Lily (Luxembourg) S.à r.l.	FFG Lily (Luxembourg) S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital	€ 12,000	€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Wisdom (Luxembourg) S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	FFG Wisdom (Luxembourg) S.à r.l.	FFG Wisdom (Luxembourg) S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital	€ 12,000	€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Brands Management Co., Limited
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Brands Management Co., Limited	Fosun Fashion Brands Management Co., Limited
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | ¥					¥ 42,393,000											¥ 42,393,000
Proportion of ownership interest in subsidiary	80.00%	80.00%
Virtuoso Investment Holdings Luxembourg S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	Virtuoso Investment Holdings Luxembourg S.à r.l.	Virtuoso Investment Holdings Luxembourg S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital	€ 12,500	€ 12,500
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Lucky SAS [member]
Disclosure of subsidiaries [line items]
Company	FFG Lucky SAS	FFG Lucky SAS
Registered office	Paris, France	Paris, France
Nominal value of registered capital	€ 1	€ 1
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion (Hainan) Industry Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion (Hainan) Industry Development Co., Ltd.	Fosun Fashion (Hainan) Industry Development Co., Ltd.
Registered office	Hainan, P.R.C.	Hainan, P.R.C.
Nominal value of registered capital | $				2,000,000											2,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shanghai Fulang Brand Management (Group) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Fulang Brand Management (Group) Co., Ltd.	Shanghai Fulang Brand Management (Group) Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | $				3,000,000											3,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Oasis Fashion Holdings Limited [member]
Disclosure of subsidiaries [line items]
Company	Oasis Fashion Holdings Limited	Oasis Fashion Holdings Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			100											100
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanv Fashion Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Lanv Fashion Pte. Ltd.	Lanv Fashion Pte. Ltd.
Registered office	Singapore	Singapore
Nominal value of registered capital	€ 1	€ 1
Proportion of ownership interest in subsidiary	100.00%	0.00%
Lanvin Group Fashion (America) Inc. [member]
Disclosure of subsidiaries [line items]
Company	Lanvin Group Fashion (America) Inc.	Lanvin Group Fashion (America) Inc.
Registered office	Newark, U.S.A.	Newark, U.S.A.
Nominal value of registered capital	€ 20	€ 20
Proportion of ownership interest in subsidiary	100.00%	0.00%
Arpge SAS [member]
Disclosure of subsidiaries [line items]
Company	Arpège SAS	Arpège SAS
Registered office	Paris, France	Paris, France
Nominal value of registered capital	€ 91,135,692	€ 91,135,692
Proportion of ownership interest in subsidiary	94.28%	90.61%
Wolford AG [member]
Disclosure of subsidiaries [line items]
Company	Wolford AG	Wolford AG
Registered office	Breagaz, Austria	Breagaz, Austria
Nominal value of registered capital	€ 46,337,596.8	€ 46,337,596.8
Proportion of ownership interest in subsidiary	58.45%	58.45%
Raffaele Caruso S.p.A [member]
Disclosure of subsidiaries [line items]
Company	Raffaele Caruso S.p.A	Raffaele Caruso S.p.A
Registered office	Soragna, Italy	Soragna, Italy
Nominal value of registered capital	€ 2,937,145	€ 2,937,145
Proportion of ownership interest in subsidiary	100.00%	100.00%
St. John Knits International, Incorporated [member]
Disclosure of subsidiaries [line items]
Company	St. John Knits International, Incorporated	St. John Knits International, Incorporated
Registered office	Delaware, U.S.A.	Delaware, U.S.A.
Nominal value of registered capital | $				379,547											379,547
Proportion of ownership interest in subsidiary	96.95%	96.95%
Sergio Rossi S.p.A [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi S.p.A	Sergio Rossi S.p.A
Registered office	San Mauro Pascoli, Italy	San Mauro Pascoli, Italy
Nominal value of registered capital	€ 44,084,197	€ 44,084,197
Proportion of ownership interest in subsidiary	99.03%	99.00%
JEANNE LANVIN [member]
Disclosure of subsidiaries [line items]
Company	JEANNE LANVIN	JEANNE LANVIN
Registered office	Paris, France	Paris, France
Nominal value of registered capital	€ 16,297,330	€ 16,297,330
Proportion of ownership interest in subsidiary	94.28%	90.61%
LANVIN MONTECARLO [member]
Disclosure of subsidiaries [line items]
Company	LANVIN MONTE-CARLO	LANVIN MONTE-CARLO
Registered office	Monaco, Monaco	Monaco, Monaco
Nominal value of registered capital	€ 150,000	€ 150,000
Proportion of ownership interest in subsidiary	94.19%	90.52%
Lanvin Inc. [member]
Disclosure of subsidiaries [line items]
Company	Lanvin Inc.	Lanvin Inc.
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital | $				12,028,400											12,028,400
Proportion of ownership interest in subsidiary	94.28%	90.61%
L3F CROISETTE [member]
Disclosure of subsidiaries [line items]
Company	L3F CROISETTE	L3F CROISETTE
Registered office	Paris, France	Paris, France
Nominal value of registered capital	€ 20,000	€ 20,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L1 Bal Harbour LLC [member]
Disclosure of subsidiaries [line items]
Company	L1 Bal Harbour LLC	L1 Bal Harbour LLC
Registered office	Miami, U.S.A.	Miami, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L2 Crystals LLC [member]
Disclosure of subsidiaries [line items]
Company	L2 Crystals LLC	L2 Crystals LLC
Registered office	Las Vegas, U.S.A.	Las Vegas, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L3 Madison LLC [member]
Disclosure of subsidiaries [line items]
Company	L3 Madison LLC	L3 Madison LLC
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L4 Rodeo Drive LLC [member]
Disclosure of subsidiaries [line items]
Company	L4 Rodeo Drive LLC	L4 Rodeo Drive LLC
Registered office	Beverly Hills, U.S.A.	Beverly Hills, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L5 US ECOM LLC [member]
Disclosure of subsidiaries [line items]
Company	L5 US ECOM LLC	L5 US ECOM LLC
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L6 MADISON, LLC [member]
Disclosure of subsidiaries [line items]
Company	L6 MADISON, LLC	L6 MADISON, LLC
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L7 Chicago LLC [member]
Disclosure of subsidiaries [line items]
Company	L7 Chicago LLC	L7 Chicago LLC
Registered office	Chicago, U.S.A.	Chicago, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L8 South Coast Plaza LLC [member]
Disclosure of subsidiaries [line items]
Company	L8 South Coast Plaza LLC	L8 South Coast Plaza LLC
Registered office	Costa Mesa, U.S.A.	Costa Mesa, U.S.A.
Nominal value of registered capital | $				1,000											1,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L1 SPIGA Srl [member]
Disclosure of subsidiaries [line items]
Company	L1 SPIGA Srl	L1 SPIGA Srl
Registered office	Milan, Italy	Milan, Italy
Nominal value of registered capital	€ 46,587	€ 46,587
Proportion of ownership interest in subsidiary	94.28%	90.61%
L1 Outlet Srl [member]
Disclosure of subsidiaries [line items]
Company	L1 Outlet Srl	L1 Outlet Srl
Registered office	San Remo, Italy	San Remo, Italy
Nominal value of registered capital	€ 10,000	€ 10,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
L1 Services Srl [member]
Disclosure of subsidiaries [line items]
Company	L1 Services Srl	L1 Services Srl
Registered office	Padova, Italy	Padova, Italy
Nominal value of registered capital	€ 10,000	€ 10,000
Proportion of ownership interest in subsidiary		90.61%
LANVIN JAPAN K.K. [member]
Disclosure of subsidiaries [line items]
Company	LANVIN JAPAN K.K.	LANVIN JAPAN K.K.
Registered office	Tokyo, Japan	Tokyo, Japan
Nominal value of registered capital | ¥						¥ 100,000,000											¥ 100,000,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
LANVIN ASIA PACIFIC Ltd. [member]
Disclosure of subsidiaries [line items]
Company	LANVIN ASIA PACIFIC LIMITED	LANVIN ASIA PACIFIC LIMITED
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			12,000,000											12,000,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
Lans Atelier (SHANGHAI) Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Lans Atelier (SHANGHAI) Trading Co., Ltd.	Lans Atelier (SHANGHAI) Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | $				50,000,000											50,000,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
LANVIN MACAU LIMITED [member]
Disclosure of subsidiaries [line items]
Company	LANVIN MACAU LIMITED	LANVIN MACAU LIMITED
Registered office	Macao, P.R.C.	Macao, P.R.C.
Nominal value of registered capital | MOP$							MOP$ 25,000											MOP$ 25,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
LANVIN TAIWAN Ltd. [member]
Disclosure of subsidiaries [line items]
Company	LANVIN TAIWAN Ltd.	LANVIN TAIWAN Ltd.
Registered office	Taipei, P.R.C.	Taipei, P.R.C.
Nominal value of registered capital | $								$ 31,000,000											$ 31,000,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
LANVIN LIMITED [member]
Disclosure of subsidiaries [line items]
Company	LANVIN LIMITED	LANVIN LIMITED
Registered office	London, U.K.	London, U.K.
Nominal value of registered capital | £									£ 1											£ 1
Proportion of ownership interest in subsidiary	94.28%	90.61%
Jeanne Lanvin GmbH [member]
Disclosure of subsidiaries [line items]
Company	Jeanne Lanvin GmbH	Jeanne Lanvin GmbH
Registered office	München, Germany	München, Germany
Nominal value of registered capital	€ 675,000	€ 675,000
Proportion of ownership interest in subsidiary	94.28%	90.61%
Wolford Beteiligungs GmbH [member]
Disclosure of subsidiaries [line items]
Company	Wolford Beteiligungs GmbH	Wolford Beteiligungs GmbH
Registered office	Bregenz, Austria	Bregenz, Austria
Nominal value of registered capital	€ 35,000	€ 35,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford proizvodnja in trgovina d.o.o. [member]
Disclosure of subsidiaries [line items]
Company	Wolford proizvodnja in trgovina d.o.o.	Wolford proizvodnja in trgovina d.o.o.
Registered office	Murska Sobota, Slovenia	Murska Sobota, Slovenia
Nominal value of registered capital	€ 500,000	€ 500,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Company	Wolford Deutschland GmbH	Wolford Deutschland GmbH
Registered office	Bielefeld, Germany	Bielefeld, Germany
Nominal value of registered capital	€ 260,000	€ 260,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford (Schweiz) AG [member]
Disclosure of subsidiaries [line items]
Company	Wolford (Schweiz) AG	Wolford (Schweiz) AG
Registered office	Opfikon, Switzerland	Opfikon, Switzerland
Nominal value of registered capital | SFr										SFr 200,000											SFr 200,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford London Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Wolford London Ltd.	Wolford London Ltd.
Registered office	London, U.K.	London, U.K.
Nominal value of registered capital | £									100,000											100,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Paris S.A.R.L. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Paris S.A.R.L.	Wolford Paris S.A.R.L.
Registered office	Paris, France	Paris, France
Nominal value of registered capital	€ 1,525,000	€ 1,525,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Italia S.r.l. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Italia S.r.l.	Wolford Italia S.r.l.
Registered office	Mailand, Italy	Mailand, Italy
Nominal value of registered capital	€ 500,000	€ 500,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Espaa S.L. [member]
Disclosure of subsidiaries [line items]
Company	Wolford España S.L.	Wolford España S.L.
Registered office	Madrid, Spain	Madrid, Spain
Nominal value of registered capital	€ 60,000	€ 60,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Scandinavia ApS [member]
Disclosure of subsidiaries [line items]
Company	Wolford Scandinavia ApS	Wolford Scandinavia ApS
Registered office	Kopenhagen, Danmark	Kopenhagen, Danmark
Nominal value of registered capital | kr											kr 800,000											kr 800,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford America, Inc. [member]
Disclosure of subsidiaries [line items]
Company	Wolford America, Inc.	Wolford America, Inc.
Registered office	New York, U.S.A.	New York, U.S.A.
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Nederland B.V. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Nederland B.V.	Wolford Nederland B.V.
Registered office	Amsterdam, Netherlands	Amsterdam, Netherlands
Nominal value of registered capital	€ 50,000	€ 50,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Canada Inc. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Canada Inc.	Wolford Canada Inc.
Registered office	Vancouver, Canada	Vancouver, Canada
Nominal value of registered capital | $												$ 100											$ 100
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Asia Limited [member]
Disclosure of subsidiaries [line items]
Company	Wolford Asia Limited	Wolford Asia Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			2,850,000											2,850,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Belgium N.V. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Belgium N.V.	Wolford Belgium N.V.
Registered office	Antwerpen, Belgium	Antwerpen, Belgium
Nominal value of registered capital	€ 124,000	€ 124,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford (Shanghai) Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Wolford (Shanghai) Trading Co., Ltd.	Wolford (Shanghai) Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital	€ 3,000,000	€ 3,000,000
Proportion of ownership interest in subsidiary	58.45%	58.45%
Wolford Berangere [member]
Disclosure of subsidiaries [line items]
Company	Wolford Berangere	Wolford Berangere
Registered office	Paris, France	Paris, France
Nominal value of registered capital	€ 7,622	€ 7,622
Proportion of ownership interest in subsidiary	58.45%	58.45%
St. John Knits, Inc. [member]
Disclosure of subsidiaries [line items]
Company	St. John Knits, Inc.	St. John Knits, Inc.
Registered office	California, U.S.A.	California, U.S.A.
Nominal value of registered capital | $				379,547.46											379,547.46
Proportion of ownership interest in subsidiary	96.95%	96.95%
ST. JOHN ASIA LIMITED [Member]
Disclosure of subsidiaries [line items]
Company	ST. JOHN ASIA LIMITED	ST. JOHN ASIA LIMITED
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			1,000,000											1,000,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John Canada Corporation [member]
Disclosure of subsidiaries [line items]
Company	St. John Canada Corporation	St. John Canada Corporation
Registered office	Nova Scotia, Canada	Nova Scotia, Canada
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John China Limited [Member]
Disclosure of subsidiaries [line items]
Company	St. John China Limited	St. John China Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			100											100
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John China Holdings Limited [member]
Disclosure of subsidiaries [line items]
Company	St. John China Holdings Limited	St. John China Holdings Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $				35,000,000											35,000,000
Proportion of ownership interest in subsidiary	77.56%	77.56%
St. John (Shanghai) Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	St. John (Shanghai) Trading Co., Ltd.	St. John (Shanghai) Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | $				7,000,000											7,000,000
Proportion of ownership interest in subsidiary	77.56%	77.56%
St. John de Mexico S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Company	St. John de Mexico S.A. de C.V.	St. John de Mexico S.A. de C.V.
Registered office	Tijuana Baja, Mexico	Tijuana Baja, Mexico
Nominal value of registered capital | $													$ 50,000											$ 50,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
Shanghai Caruso Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Caruso Trading Co., Ltd.	Shanghai Caruso Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | ¥					¥ 1,000,000											¥ 1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sergio Rossi Retail s.r.l. [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Retail s.r.l.	Sergio Rossi Retail s.r.l.
Registered office	San Mauro Pascoli, Italy	San Mauro Pascoli, Italy
Nominal value of registered capital	€ 30,000	€ 30,000
Proportion of ownership interest in subsidiary	99.03%	99.00%
Sergio Rossi USA Inc. [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi USA Inc.	Sergio Rossi USA Inc.
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital | $				$ 150,000											$ 150,000
Proportion of ownership interest in subsidiary	99.03%	99.00%
Sergio Rossi UK Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi UK Limited	Sergio Rossi UK Limited
Registered office	London, U.K.	London, U.K.
Nominal value of registered capital | £									£ 2,350,000											£ 2,350,000
Proportion of ownership interest in subsidiary	99.03%	99.00%
Sergio Rossi Japan Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Japan Limited	Sergio Rossi Japan Limited
Registered office	Tokyo, Japan	Tokyo, Japan
Nominal value of registered capital | ¥						¥ 100,000,000											¥ 100,000,000
Proportion of ownership interest in subsidiary	99.03%	99.00%
Sergio Rossi Hong Kong Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Hong Kong Limited	Sergio Rossi Hong Kong Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital | $			$ 99,582,000											$ 99,582,000
Proportion of ownership interest in subsidiary	99.03%	99.00%
Sergio Rossi Shanghai Trading Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Shanghai Trading Limited	Sergio Rossi Shanghai Trading Limited
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital	€ 10,600,000	€ 10,600,000
Proportion of ownership interest in subsidiary	99.03%	99.00%
Sergio Rossi Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Deutschland GmbH	Sergio Rossi Deutschland GmbH
Registered office	München, Germany	München, Germany
Nominal value of registered capital	€ 25,000	€ 25,000
Proportion of ownership interest in subsidiary	99.03%	99.00%